Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Aggregate investors	$ 12.5
Accrued Interest Rate		8.00%
Receive Proceeds Net		$ 198.2
Noteholders Agreed Additional Capital		$ 25.0
Common Stock Price Per Share		$ 10.00
Maturity Date		Sep. 01, 2025